Long-term investments - Schedule of Long-Term Investments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity method investments:
Balance at beginning of the year		$ 0	$ 311
Share of loss from equity investees		0	(307)	$ (1,875)
Exchange differences		0	(4)
Balance at end of the year		0	0	311
Cost method investments:
Balance at beginning of the year		33,638	42,430
Additions		2,838	0
Disposal		(1,055)	0
Dilution gains arising from deemed disposal of investment		10,907	0
Exchange difference		(132)	(998)
Less: impairment loss on long-term investments	[1]	(19,831)	(7,794)
Balance at end of the year		26,365	33,638	$ 42,430
Total long-term investments		$ 26,365	$ 33,638

[1]	In 2019, the Group recognized impairment against its investments in Shanghai Lexiang, Cloudtropy and Beijing Cloudin of USD 14,518,000,USD 4,213,000 and USD 1,100,000, respectively after considering the latest operation status and financial and liquidity position of respective investees.